Derivative instruments and hedging activities - Schedule of derivatives designated as hedging instruments and hedged items (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ (92)	¥ (85)	¥ (29)
Hedged Items [Member] | Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	(92)	(85)	(29)
Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	92	85	29
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ 92	¥ 85	¥ 29